Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company performance for the fiscal years listed below. You should refer to our CD&A disclosure, elsewhere in this proxy statement, for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.
The Pay versus Performance table below summarizes the compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021, 2022 and 2023 calendar years.
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(2)	Value of Initial Fixed $100 Invested on 12/31/19:		Company Net Income (in millions)	Selected Measure
					Company Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)		Company Adjusted Earnings Per Share (EPS)(5)
2023	$1,633,785	$1,733,495	$754,918	$803,689	$116.50	$107.99	$75.46	$3.42
2022	$1,777,733	$1,851,719	$825,247	$857,590	$106.74	$107.95	$99.03	$3.79
2021	$1,581,174	$1,806,916	$805,976	$903,099	$95.30	$119.79	$81.32	$3.65
2020	$1,027,328	$756,598	$547,076	$431,468	$65.66	$89.23	$22.54	$1.70

(1)
Mr. Jeff Ludwig has served as the Company’s CEO; Mr. Mefford, Mr. Tucker, Mr. Lemke served as Non-CEO NEOs for 2020 through 2023. Mr. Stewart was an NEO for 2020 through 2022. Mr. Casey was an NEO in 2023. The dollar amounts reported are total compensation in the Summary Compensation Table for the CEO and the average for Non-CEO NEOs for each reported fiscal year.

(2)
The dollar amounts reported represent “Compensation Actually Paid”, as calculated in accordance with SEC rules.

(3)
The Company’s 2023 total shareholder return as of December 31, 2023, as provided by S&P Cap IQ.

(4)
Reflects the cumulative total shareholder return of the S&P Small Cap 600 Banks Index. This is the peer group used by the Company as reflected in its Annual Report on Form 10-K for the year ended December 31, 2023.

(5)
Adjusted earnings per share (or “EPS”) is the Company-Selected Measure. For further detail, see the “Compensation Discussion and Analysis” section in the proxy statement.

Calculation of Compensation Actually Paid (CAP)
To calculate the amounts of “Compensation Actually Paid” (CAP) to our CEO and Non-CEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table for 2023.
	2023
	CEO	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,633,785	$754,918
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$—	$—
Amount added for prior service cost impacting current year	$—	$—
Total Adjustments for Pension	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(540,782)	$(248,933)
Year-end fair value of unvested awards granted in the current year	$644,077	$298,819
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$100,761	$32,626
Fair values at vest date for awards granted and vested in current year	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(143,594)	$(48,222)
Forfeitures during current year equal to prior year-end fair value	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$39,248	$14,480
Total Adjustments for Equity Awards	$99,710	$48,771
Compensation Actually Paid (as calculated)	$1,733,495	$803,689

Company Selected Measure Name	Adjusted Earnings Per Share
Named Executive Officers, Footnote
(1)
Mr. Jeff Ludwig has served as the Company’s CEO; Mr. Mefford, Mr. Tucker, Mr. Lemke served as Non-CEO NEOs for 2020 through 2023. Mr. Stewart was an NEO for 2020 through 2022. Mr. Casey was an NEO in 2023. The dollar amounts reported are total compensation in the Summary Compensation Table for the CEO and the average for Non-CEO NEOs for each reported fiscal year.

Peer Group Issuers, Footnote
(4)
Reflects the cumulative total shareholder return of the S&P Small Cap 600 Banks Index. This is the peer group used by the Company as reflected in its Annual Report on Form 10-K for the year ended December 31, 2023.

PEO Total Compensation Amount	$ 1,633,785	$ 1,777,733	$ 1,581,174	$ 1,027,328
PEO Actually Paid Compensation Amount	$ 1,733,495	1,851,719	1,806,916	756,598
Adjustment To PEO Compensation, Footnote
Calculation of Compensation Actually Paid (CAP)
To calculate the amounts of “Compensation Actually Paid” (CAP) to our CEO and Non-CEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table for 2023.
	2023
	CEO	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,633,785	$754,918
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$—	$—
Amount added for prior service cost impacting current year	$—	$—
Total Adjustments for Pension	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(540,782)	$(248,933)
Year-end fair value of unvested awards granted in the current year	$644,077	$298,819
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$100,761	$32,626
Fair values at vest date for awards granted and vested in current year	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(143,594)	$(48,222)
Forfeitures during current year equal to prior year-end fair value	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$39,248	$14,480
Total Adjustments for Equity Awards	$99,710	$48,771
Compensation Actually Paid (as calculated)	$1,733,495	$803,689

Non-PEO NEO Average Total Compensation Amount	$ 754,918	825,247	805,976	547,076
Non-PEO NEO Average Compensation Actually Paid Amount	$ 803,689	857,590	903,099	431,468
Adjustment to Non-PEO NEO Compensation Footnote
Calculation of Compensation Actually Paid (CAP)
To calculate the amounts of “Compensation Actually Paid” (CAP) to our CEO and Non-CEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table for 2023.
	2023
	CEO	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,633,785	$754,918
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$—	$—
Amount added for prior service cost impacting current year	$—	$—
Total Adjustments for Pension	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(540,782)	$(248,933)
Year-end fair value of unvested awards granted in the current year	$644,077	$298,819
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$100,761	$32,626
Fair values at vest date for awards granted and vested in current year	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(143,594)	$(48,222)
Forfeitures during current year equal to prior year-end fair value	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$39,248	$14,480
Total Adjustments for Equity Awards	$99,710	$48,771
Compensation Actually Paid (as calculated)	$1,733,495	$803,689

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and the Company’s Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship between the CAP and Adjusted EPS Metric
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in the CD&A, a substantial portion our NEOs’ compensation is directly linked to the achievement of financial and operational metrics, as well as other strategic goals with rigorous targets that align with the Company’s business strategy, compensation philosophy, shareholder interests and most importantly, our long-term goals. In addition to the pay versus performance table above, the following is a tabular list of the most important financial measures we use to link “compensation actually paid” to our CEO and Non-CEO NEOs for the most recently completed fiscal year to the Company’s performance. The Company-Selected Measure is denoted with an asterisk.
List of Performance Measures

Financial

Adjusted EPS*
Pre-Tax Pre-Provision Profit (PTPP);
Revenue

Total Shareholder Return Amount	$ 116.5	106.74	95.3	65.66
Peer Group Total Shareholder Return Amount	107.99	107.95	119.79	89.23
Net Income (Loss)	$ 75,460,000	$ 99,030,000.00	$ 81,320,000	$ 22,540,000
Company Selected Measure Amount | $ / shares	3.42	3.79	3.65	1.7
PEO Name	Mr. Jeff Ludwig
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	(5) Adjusted earnings per share (or “EPS”) is the Company-Selected Measure. For further detail, see the “Compensation Discussion and Analysis” section in the proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Pre-Tax Pre-Provision Profit (PTPP)
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
PEO | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,710
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(540,782)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	644,077
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,761
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(143,594)
PEO | Adjustments For Equity Awards Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,248
Non-PEO NEO | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,771
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,933)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	298,819
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,626
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,222)
Non-PEO NEO | Adjustments For Equity Awards Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,480